CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS	5 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Toro Corp. [Member]
REVENUES:
Revenues	$ 0
EXPENSES:
Total expenses	0
Operating (loss)/income	0
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(32)
Total other expenses, net	(32)
Net (loss)/income	(32)
Comprehensive loss	$ (32)
Loss per share, basic (in dollars per share) | $ / shares	$ (0.03)
Loss per share, diluted (in dollars per share) | $ / shares	$ (0.03)
Weighted average number of shares outstanding, basic (in shares) | shares	1,000
Weighted average number of shares outstanding, diluted (in shares) | shares	1,000